Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Undesignated preferred stock, par value	$ 0.001	$ 0.001
Undesignated preferred stock, shares authorized, none issued and outstanding	9,999,942	9,999,942
Series C Convertible Non-Redeemable preferred stock par value	$ 0.001	$ 0.001
Series C Convertible Non-Redeemable preferred stock, shares authorized, issued and outstanding	48	48
Series C Convertible Non-Redeemable preferred stock, per share liquidation preference	$ 12,500	$ 12,500
Series C Convertible Non-Redeemable preferred stock, aggregate liquidiation value	$ 600,000	$ 600,000
Series D Convertible Non-Redeemable preferred stock, par value	$ 0.001	$ 0.001
Series D Convertible Non-Redeemable preferred stock, shares authorized, issued and outstanding	10	0
Series D Convertible Non-Redeemable preferred stock per share liquidation preference	$ 8,725	$ 8,725
Series D Convertible Non-Redeemable preferred stock, aggregate liquidation value	$ 87,250	$ 87,250
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued and outstanding	46,033,565	26,033,565